VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES	12 Months Ended
Mar. 31, 2020
VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES [Abstract]
VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES
Note 6 — VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES

VIEs

A VIE is an entity that either (i) has insufficient equity to permit the entity to finance its activities without additional subordinated financial support or (ii) has equity investors who lack the characteristics of a controlling financial interest. A VIE is consolidated by its primary beneficiary. The primary beneficiary has both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the VIE. If the Company determines that it has operating power and the obligation to absorb losses or receive benefits, the Company consolidates the VIE as the primary beneficiary, and if not, the Company does not consolidate.

As of March 31, 2020 (Successor), the Company had interests in five VIEs of which the Company was the primary beneficiary, which are described below, and had no interests in VIEs of which the Company was not the primary beneficiary.

Bristow Aviation Holdings Limited — The Company owns 49% of Bristow Aviation’s common stock and a significant amount of its subordinated debt. Bristow Aviation is incorporated in England and, through its subsidiaries, holds all the outstanding shares in Bristow Helicopters. Bristow Aviation’s subsidiaries provide industrial aviation services to customers primarily in the U.K., Norway, Australia, Nigeria and Trinidad and fixed wing services primarily in the U.K. and Australia. Bristow Aviation is organized with three different classes of ordinary shares having disproportionate voting rights. The Company, Caledonia Investments plc (“Caledonia”) and a European Union investor (the “E.U. Investor”) owned 49%, 46% and 5%, respectively, of Bristow Aviation’s total outstanding ordinary shares, although Caledonia had voting control over the E.U. Investor’s shares.

In addition to the Company’s ownership of 49% of Bristow Aviation’s outstanding ordinary shares, in May 2004, the Company acquired eight million shares of deferred stock, essentially a subordinated class of stock with no voting rights, from Bristow Aviation for £1 per share ($14.4 million in total). The Company also has £91.0 million ($112.8 million) principal amount of subordinated unsecured loan stock (debt) of Bristow Aviation bearing interest at an annual rate of 13.5% and payable semi-annually. Payment of interest on such debt has been deferred since its incurrence in 1996. Deferred interest accrues at an annual rate of 13.5% and aggregated $2.7 billion as of March 31, 2020 (Successor).

The Company’s operations in the U.K. are subject to the Civil Aviation Act 1982 and other similar English and E.U. statutes and regulations. The Company carries persons and property in its aircraft pursuant to an operating license issued by the Civil Aviation Authority (the “CAA”). The holder of an operating license must meet the ownership and control requirements of Council Regulation 2407/92. To operate under this license, the company through which the Company conducts operations in the U.K., Bristow Helicopters, must be owned directly or through majority ownership by E.U. nationals, and must at all times be effectively controlled by them. The Company’s ownership of 49% of the ordinary shares of Bristow Aviation, the entity that owns Bristow Helicopters, is to comply with these restrictions. Caledonia, the Company and the E.U. Investor also entered into a put/call agreement under which, upon giving specified prior notice, the Company had the right to buy all the Bristow Aviation shares held by Caledonia and the E.U. Investor, who, in turn, each had the right to require the Company to purchase such shares. As discussed above, under current English law, the Company would be required, in order for Bristow Aviation to retain its operating license, to find a qualified E.U. investor to own any Bristow Aviation shares the Company has the right to acquire under the put/call agreement. In addition, the put/call agreement limits the Company’s ability to exercise the put/call option through a requirement to consult with the CAA in the U.K. regarding the suitability of the new holder of the Bristow Aviation shares. The put/call agreement does not contain any provisions should the CAA not approve the new E.U. investor. However, the Company would work diligently to find an E.U. investor suitable to the CAA. The amount by which the Company could purchase the shares of the other investors holding 51% of the equity of Bristow Aviation is fixed under the terms of the call option, and the Company has reflected this amount on the consolidated balance sheets as noncontrolling interest. On March 14, 2019, the E.U. Investor provided notice of his intent to exercise his right to require the Company or a qualified E.U. investor to purchase his Bristow Aviation shares for £100,000. In addition, on April 29, 2019, Caledonia provided notice of its intent to exercise its right to require the Company or a qualified E.U. investor to purchase its Bristow Aviation shares for £920,000, under the Company’s put/call agreement with this stockholder. As a result, in September 2019 and October 2019, 5% and 46%, respectively, of such shares were purchased by Impigra Aviation Holdings Limited (“Impigra”), a qualified E.U. investor, with proceeds from two loans received from Bristow Holdings Company Ltd. III (“BHC III”), a Bristow subsidiary. Impigra, is a British company owned 100% by U.K. Bristow employees and now owns 51% of the ordinary shares of Bristow Aviation. There was no material change to the Bristow Aviation shareholders’ agreement or the put/call agreement which Impigra is now a party to. Impigra is also a VIE that the Company consolidates as the primary beneficiary and the Company eliminates the loans discussed above in consolidation. Brexit is anticipated to require a qualified U.K. investor rather than a qualified E.U. investor. Impigra is expected to meet the requirements to satisfy a qualified U.K. investor requirement.

Furthermore, the call option provides a mechanism whereby the economic risk for the other investor is limited should the financial condition of Bristow Aviation deteriorate. The call option price is the nominal value of the ordinary shares held by the noncontrolling shareholder (£1.0 million as of March 31, 2020 (Successor)) plus an annual guaranteed rate of return less any prepayments of such call option price and any dividends paid on the shares concerned. The Company can elect to pre-pay the guaranteed return element of the call option price wholly or in part without exercising the call option. No dividends have been paid by Bristow Aviation. The Company has accrued the annual return due to the other shareholder at a rate of sterling LIBOR plus 3% by recognizing noncontrolling interest expense on its consolidated statements of operations, with a corresponding increase in noncontrolling interest on its consolidated balance sheets. Prepayments of the guaranteed return element of the call option are reflected as a reduction in noncontrolling interest on its consolidated balance sheets. The other investor has an option to put its shares in Bristow Aviation to the Company. The put option price is calculated in the same way as the call option price except that the guaranteed rate for the period to April 2004 was 10% per annum. If the put option is exercised, any pre-payments of the call option price are set off against the put option price.

Changes in the balance for the noncontrolling interest associated with Bristow Aviation are as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Balance – beginning of fiscal year	$1,332	$1,253	$1,358	$1,226
Payments to noncontrolling interest shareholders	—	(37)	(54)	(49)
Noncontrolling interest expense	21	31	55	50
Currency translation	(62)	85	(106)	131
Balance – end of fiscal year	$1,291	$1,332	$1,253	$1,358

Bristow Aviation and its subsidiaries are exposed to similar operational risks and are therefore monitored and evaluated on a similar basis by management. Accordingly, the financial information reflected on the Company’s consolidated balance sheets and statements of operations for Bristow Aviation and subsidiaries is presented in the aggregate, including intercompany amounts with other consolidated entities, as follows (in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Assets
Cash and cash equivalents	$110,385	$83,499
Restricted cash	1,686	—
Accounts receivable	297,962	307,864
Inventories	55,166	85,977
Prepaid expenses and other current assets	27,851	36,646
Total current assets	493,050	513,986
Investment in unconsolidated affiliates	575	3,087
Property and equipment, net	285,142	281,944
Right-of-use assets	54,333	—
Goodwill	—	18,436
Other assets	196,996	229,902
Total assets	$1,030,096	$1,047,355
Liabilities
Accounts payable	$497,867	$442,187
Accrued liabilities	91,220	113,905
Accrued interest	2,697,878	2,399,704
Current maturities of long-term debt	7,904	85,287
Total current liabilities	3,294,869	3,041,083
Long-term debt, less current maturities	441,665	384,369
Accrued pension liabilities	17,855	25,726
Other liabilities and deferred credits	—	4,810
Deferred taxes	—	37,063
Long-term operating lease liabilities	38,228	—
Total liabilities	$3,792,617	$3,493,051

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Revenue	$413,885	$663,047	$1,221,344	$1,241,223
Operating loss	(14,083)	45,505	(41,148)	(65,254)
Net loss	(166,698)	(193,867)	(347,056)	(322,752)

Bristow Helicopters Nigeria Ltd. — Bristow Helicopters Nigeria Ltd. (“BHNL”) is a joint venture in Nigeria in which Bristow Helicopters owns a 48% interest, a Nigerian company owned 100% by Nigerian employees owns a 50% interest and an employee trust fund owns the remaining 2% interest as of March 31, 2020 (Successor). BHNL provides industrial aviation services to customers in Nigeria.

In order to be able to bid competitively for services in the Nigerian market, the Company was required to identify local citizens to participate in the ownership of entities domiciled in the region. However, these owners do not have extensive knowledge of the aviation industry and have historically deferred to the Company’s expertise in the overall management and day-to-day operation of BHNL (including the establishment of operating and capital budgets and strategic decisions regarding the potential expansion of BHNL’s operations). The Company has also historically provided subordinated financial support to BHNL and will need to continue to do so unless and until BHNL acquires sufficient equity to permit itself to finance its activities without that additional support from the Company. As the Company has the power to direct the most significant activities affecting the economic performance and ongoing success of BHNL and hold a variable interest in the entity in the form of the Company’s equity investment and working capital infusions, the Company consolidates BHNL as the primary beneficiary. The employee-owned Nigerian entity referenced above purchased a 19% interest in BHNL in December 2013 with proceeds from a loan received from BGI Aviation Technical Services Nigeria Limited (“BATS”). In July 2014, the employee-owned Nigerian entity purchased an additional 29% interest with proceeds from a loan received from Bristow Helicopters (International) Limited (“BHIL”). In April 2015, Bristow Helicopters purchased an additional 8% interest in BHNL and the employee-owned Nigerian entity purchased an additional 2% interest with proceeds from a loan received from BHIL. Both BATS and BHIL are wholly-owned subsidiaries of Bristow Aviation. The employee-owned Nigerian entity is also a VIE that the Company consolidates as the primary beneficiary and the Company eliminates the loans discussed above in consolidation.

BHNL is an indirect subsidiary of Bristow Aviation; therefore, financial information for this entity is included within the amounts for Bristow Aviation and its subsidiaries presented above.

Pan African Airlines Nigeria Ltd. — Pan African Airlines Nigeria Ltd. (“PAAN”) is a joint venture in Nigeria with local partners in which the Company owns an interest of 50.17%. PAAN provides industrial aviation services to customers in Nigeria.

The activities that most significantly impact PAAN’s economic performance relate to the day-to-day operation of PAAN, setting the operating and capital budgets and strategic decisions regarding the potential expansion of PAAN’s operations. Throughout the history of PAAN, the Company’s representation on the board and secondment to PAAN of its managing director has enabled the Company to direct the key operational decisions of PAAN (without objection from the other board members). The Company has also historically provided subordinated financial support to PAAN. As the Company has the power to direct the most significant activities affecting the economic performance and ongoing success of PAAN and holds a variable interest in the form of the Company’s equity investment and working capital infusions, the Company consolidates PAAN as the primary beneficiary. However, as long as the Company owns a majority interest in PAAN, the separate presentation of financial information in a tabular format for PAAN is not required.

Other Significant Affiliates — Consolidated

In addition to the VIEs discussed above, the Company consolidates the entities described below, which were less than 100% owned during the five months ended March 31, 2020 (Successor), the seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and/or fiscal year 2018 (Predecessor).

Airnorth — As of March 31, 2020 (Successor), Bristow Helicopters Australia Pty Ltd. (“Bristow Helicopters Australia”) had a 100% interest in Airnorth, a regional fixed wing operator based in Darwin, Northern Territory, Australia with both scheduled and charter services that focus primarily on the energy and mining industries in northern and western Australia as well as international service to Dili, Timor-Leste. Airnorth’s fleet consists of 13 aircraft and its customer base includes many energy companies to which Bristow Group provides helicopter transportation services. In January 2015 (Predecessor), Bristow Helicopters Australia acquired an 85% interest in Airnorth, for cash of A$30.3 million ($24.0 million). In November 2015 (Predecessor), the Company purchased the remaining 15% of the outstanding shares of Airnorth for A$7.3 million ($5.3 million) through the exercise of a call option resulting in a reduction of $5.5 million to redeemable noncontrolling interests and an increase of $2.6 million to additional paid-in capital on its consolidated balance sheet. The terms of the purchase agreement for Airnorth included a potential earn out consideration of up to A$17.0 million ($13.0 million) to be paid over four years based in part on the achievement of specified financial performance thresholds and continued employment by the selling shareholders. A portion of the first year earn-out payment of $1.5 million was paid during fiscal year 2016 (Predecessor) as Airnorth achieved agreed performance targets. Airnorth did not achieve the performance targets for the second year through fourth year earn-out payments.

Eastern Airways — As of March 31, 2019 (Predecessor), Bristow Helicopters had a 100% interest in Eastern Airways, a regional fixed wing operator based at Humberside Airport located in North Lincolnshire, England with both charter and scheduled services targeting U.K oil and gas industry transportation. In February 2014, Bristow Helicopters acquired a 60% interest in Eastern Airways. In January 2018 (Predecessor), Bristow Helicopters acquired the remaining 40% of the outstanding shares of Eastern Airways for nominal consideration. As part of the acquisition, Bristow Helicopters entered into agreements with the other shareholders of Eastern Airways that grant Bristow Helicopters the right to buy all of the Eastern Airways shares (and grant them the right after seven years to require Bristow Helicopters to buy all of their shares) and include transfer restrictions and other customary provisions.

The third-party noncontrolling interest holders, prior to the Company’s acquisition on the noncontrolling interest, held a written put option, which allowed them to sell their noncontrolling interest to Bristow Helicopters at any time after the end of the seventh year after acquisition. In addition to the written put option, Bristow Helicopters held a perpetual call option to acquire the noncontrolling interest at any time. Under each of these alternatives, the exercise price was based on a contractually defined multiple of cash flows formula (the “Eastern Redemption Value”), which is not a fair value measurement, and payable in cash. As the written put option was redeemable at the option of the noncontrolling interest holders, and not solely within Bristow Helicopters control, the noncontrolling interest in Eastern Airways was classified in redeemable noncontrolling interests between the stockholders’ investment and liabilities sections of the consolidated balance sheets. The initial carrying amount of the noncontrolling interest was the fair value of the noncontrolling interest as of the acquisition date.

The noncontrolling interest was adjusted each period for comprehensive income and dividends attributable to the noncontrolling interest and changes in Bristow Helicopters’ ownership interest in Eastern Airways, if any. An additional adjustment to the carrying value of the noncontrolling interest may have been required if the Eastern Redemption Value exceeded the current carrying value. Changes in the carrying value of the noncontrolling interest related to a change in the Eastern Redemption Value were recorded against permanent equity and did not affect net income. While there was no impact on net income, the redeemable noncontrolling interest impacted the Company’s calculation of earnings per share. Utilizing the two-class method, the Company adjusted the numerator of the earnings per share calculation to reflect the changes in the excess, if any, of the Eastern Redemption Value over the greater of (1) the noncontrolling interest carrying amount or (2) the fair value of the noncontrolling interest on a quarterly basis.

Changes in the balance for the redeemable noncontrolling interest related to Eastern Airways were as follows (in thousands):

Predecessor
Balance as of March 31, 2017	6,886
Noncontrolling interest expense	(4,093)
Currency translation	4,163
Acquisition of remaining 40% of Eastern Airways	(6,121)
Reclassification to noncontrolling interest	(835)
Balance as of March 31, 2018	$—

Prior to the Company’s acquisition of the remaining 40% outstanding shares in fiscal year 2018, Eastern Airways was consolidated based on the rights to manage the day-to-day operations of the company which were granted under a shareholders’ agreement and the Company’s ability to buy all of their Eastern Airways shares under a put/call agreement.

Bristow Helicopters, together with its legal and financial advisors, pursued various transactions to exit the Eastern Airways business, which made negative contributions to Bristow’s adjusted EBITDA in each of the last three fiscal years, including pursuing a sales process with several third parties over an extended period. On May 10, 2019, Bristow Helicopters completed the sale of all of the shares of Eastern Airways to OIHL, an entity affiliated with Mr. Richard Lake, pursuant to the EAIL Purchase Agreement. Pursuant to the EAIL Purchase Agreement and related agreements, Bristow Helicopters contributed approximately £17.1 million to Eastern Airways as working capital, OIHL acquired Eastern Airways, Bristow Helicopters retained its controlling ownership of the shares in Humberside International Airport Limited that it previously held through Eastern Airways and certain intercompany balances between Bristow Helicopters and Eastern Airways were written off. As a result of the transaction, OIHL now owns and operates Eastern Airways, which had previously operated as a separate unit within Bristow Group, and Bristow Helicopters maintains its controlling interest in Humberside Airport, from which Bristow Helicopters provides U.K. SAR services.

The EAIL Purchase Agreement contained customary representations and warranties. OIHL agreed to certain covenants with respect to non-solicitation of directors, officers or employees of Bristow Helicopters for a period of 12 months. Pursuant to the terms of the EAIL Purchase Agreement, Bristow Helicopters has the right to appoint an observer to the board of directors of Eastern Airways for an initial period of 12 months following the sale. Eastern Airways also agreed to provide certain transition services for a minimum of 12 months from the date of the completion of the transaction.

The loss on the sale of Eastern Airways for the seven months ended October 31, 2019 (Predecessor) of $46.9 million includes the write-off of net assets of $35.0 million and write-off of cumulative translation adjustment of $11.9 million.

Aviashelf — As of March 31, 2019 (Predecessor), Bristow Aviation had an indirect 48.5% interest in Aviashelf, a Russian helicopter company. Additionally, the Company owned 60% of two U.K. joint venture companies, BHLL and Sakhalin Bristow Air Services Ltd. These two U.K. companies lease aircraft to Aviashelf, which held the client contracts for the Company’s Russian operations. Aviashelf was consolidated based on the ability of certain consolidated subsidiaries of Bristow Aviation to control the vote on a majority of the shares of Aviashelf, rights to manage the day-to-day operations of the company, which were granted under a shareholders’ agreement, and the Company’s ability to acquire an additional 8.5% interest in Aviashelf under a put/call option agreement. In April 2019 (Predecessor), the Company sold its 60% ownership interest in BHLL for $1.4 million. In June 2019 (Predecessor), the Company sold its 48.5% ownership interest in Aviashelf for $2.6 million. In August 2019 (Predecessor), the Company exercised its call option to acquire an 8.5% interest in Aviashelf and subsequently sold that interest for $0.4 million.

The loss on the sale of Aviashelf and BHLL for the seven months ended October 31, 2019 (Predecessor) of $9.0 million includes the loss on sale of net assets of $1.8 million and write-off of cumulative translation adjustment of $7.2 million.

Other Significant Affiliates — Unconsolidated

The Company has investments in other significant unconsolidated affiliates as described below.

Cougar — The Company owns a 25% voting interest and a 40% economic interest in Cougar, the largest offshore energy and SAR helicopter service provider in Canada. Cougar’s operations are primarily focused on serving the offshore oil and gas industry off Canada’s Atlantic coast and in the Arctic. Cougar operates eight helicopters leased from Bristow on a long-term basis. The Company also leases maintenance and SAR facilities located in St. John’s, Newfoundland and Labrador and Halifax, Nova Scotia to Cougar on a long-term basis. The investment in Cougar is accounted for under the equity method. As of March 31, 2020 (Successor) and March 31, 2019 (Predecessor), the investment in Cougar was $54.5 million and $58.0 million, respectively, and is included on the Company’s consolidated balance sheets in investment in unconsolidated affiliates. Due to timing differences in financial reporting requirements, the Company records its share of Cougar’s financial results in earnings from unconsolidated affiliates on a three-month delay.

In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted the investment in Cougar to its fair value of $54 million at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

Líder — The Company owns an approximate 20% voting interest and a 41.9% economic interest in Líder, a provider of helicopter and executive aviation services in Brazil. Líder’s fleet has 39 helicopters and 20 fixed wing aircraft (including owned and managed aircraft). The investment in Líder is accounted for under the equity method. As of March 31, 2020 (Successor) and March 31, 2019 (Predecessor), the investment in Líder was $22.0 million and $50.8 million, respectively, and is included in the Company’s consolidated balance sheets in investment in unconsolidated affiliates. As discussed in Note 1, the Company recorded a $9.6 million impairment to its investment in Líder in the five months ended March 31, 2020 (Successor) and an $85.7 million impairment to its investment in Líder in fiscal year 2018 (Predecessor).

In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted the investment in Líder to its fair value of $32.6 million at the Effective Date. Additionally as of the Effective Date, due to timing differences in financial reporting requirements, the Company elected to record its share of Líder’s financial results in earnings from unconsolidated affiliates on a three-month delay. See Note 3 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

PAS — The Company has a 25% interest in PAS, an Egyptian corporation that provides helicopter and fixed wing transportation to the offshore energy industry in Egypt. Additionally, spare fixed wing capacity is chartered to tourism operators. PAS owns 45 aircraft. PAS is accounted for under the cost method as the Company is unable to exert significant influence over PAS operations.

In connection with the Company’s emergence from bankruptcy and the application of ASC 852, the Company adjusted the investment in PAS to its fair value of $33.0 million at the Effective Date. See Note 3 for further details on the impact of fresh-start accounting on the Company’s consolidated financial statements.

Other — Historically, in addition to the expansion of its business through purchases of new and used aircraft, the Company has also established new joint ventures with local partners or purchased significant ownership interests in companies with ongoing helicopter operations, particularly in countries where it has no operations or its operations are limited in scope, and it continues to evaluate similar opportunities which could enhance its operations. Where the Company believes that it is probable that an equity method investment will result, the costs associated with such investment evaluations are deferred and included in investment in unconsolidated affiliates on the consolidated balance sheets. For each investment evaluated, an impairment of deferred costs is recognized in the period in which the Company determines that it is no longer probable an equity method investment will result. As of March 31, 2020 (Successor) and March 31, 2019 (Predecessor), the Company had no amounts in investment in unconsolidated affiliates in the process of being evaluated.

The Company’s percentage of economic ownership and investment balances for the unconsolidated affiliates are as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
Cost Method:
PAS	25%	25%	$33,000	$6,286
Equity Method:
Cougar (1)	40%	40%	54,483	58,047
Líder (1)	41.9%	41.9%	22,000	50,784
Other			575	3,086
Total			$110,058	$118,203

(1)	The Company had a 25% voting interest in Cougar and an approximate 20% voting interest in Líder as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor).

Earnings from unconsolidated affiliates were as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Dividends from entities accounted for under the cost method:
PAS	$2,968	$—	$2,518	$2,518
Earnings, net of losses, from entities accounted for under the equity method:
Cougar	3,593	6,538	4,100	9,084
Líder	453	(438)	(2,059)	7,179
Other	248	489	(242)	(82)
	4,294	6,589	1,799	16,181
Total	$7,262	$6,589	$4,317	$18,699

The Company received zero, $0.2 million, $0.2 million and $0.4 million of dividends from its investments accounted for under the equity method during the five months ended March 31, 2020 (Successor), the seven months ended October 31, 2019 (Predecessor), fiscal year 2019 (Predecessor) and fiscal year 2018 (Predecessor), respectively.

A summary of combined financial information of unconsolidated affiliates accounted for under the equity method is set forth below (unaudited, in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Current assets	$144,603	$152,438
Non-current assets	254,807	274,401
Total assets	$399,410	$426,839
Current liabilities	$97,689	$106,658
Non-current liabilities	141,936	160,082
Equity	159,785	160,099
Total liabilities and equity	$399,410	$426,839

	Successor	Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,

			Fiscal Year Ended March 31,

	2020	2019	2019	2018
			(Unaudited)
Revenue	$37,303	$158,823	$254,617	$298,731
Gross profit	$8,153	$13,034	$47,894	$46,717
Net income	$2,989	$5,684	$(7,115)	$13,285